Note 8 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	€ 75,416	€ 79,756	€ 67,799
Financial assets at amortised cost	446,371	412,965	377,451
Debt Securities at amortized cost	48,952	36,311	36,448
Loans and advances to central banks at amortised cost	7,152	4,401	5,682
Loans and advances to banks	17,500	16,089	13,264
Loans and advances to customers	372,767	356,164	322,058
Financial liabilities at amortised cost	555,913	525,595	488,733
Liabilities due to central banks	20,179	38,312	47,352
Deposits from banks	40,009	26,777	19,769
Deposits from customers	411,342	392,805	349,277
Debt instruments issued	69,339	53,550	57,094
Other financial liabilities	15,043	14,151	15,242
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	75,114	79,463	67,581
Financial assets at amortised cost	47,515	30,587	33,213
Debt Securities at amortized cost	41,950	26,239	26,876
Loans and advances to central banks at amortised cost	5,534	4,259	5,682
Loans and advances to banks	32	89	72
Loans and advances to customers	0	0	583
Financial liabilities at amortised cost	56,831	77,112	91,870
Liabilities due to central banks	13,911	38,012	47,052
Deposits from banks	0	0	0
Deposits from customers	1,448	1,158	2,129
Debt instruments issued	41,472	37,942	42,689
Other financial liabilities	0	0	0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost	14,216	12,173	13,033
Level 2 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member] | Credit spread, prepayment rates, interest rate yield [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Debt Securities at amortized cost	6,244	9,313	8,755
Loans and advances to central banks at amortised cost	1,347	0	0
Loans and advances to banks	5,662	1,289	863
Level 2 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member] | Credit spread, Interest rate yield [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Loans and advances to customers	963	1,571	3,416
Level 2 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member] | Issuer's credit risk, Prepayment rates, Interest rate yield [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial liabilities at amortised cost	300,531	266,194	243,847
Liabilities due to central banks	6,003	0	0
Deposits from banks	33,793	20,546	14,853
Deposits from customers	228,726	230,821	209,345
Debt instruments issued	24,341	7,240	10,014
Other financial liabilities	7,668	7,587	9,636
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	303	293	218
Level 3 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial assets at amortised cost	384,640	370,206	331,205
Level 3 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member] | Credit spread, prepayment rates, interest rate yield [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Debt Securities at amortized cost	759	759	817
Loans and advances to central banks at amortised cost	272	142	0
Loans and advances to banks	11,805	14,711	12,329
Level 3 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member] | Credit spread, Interest rate yield [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Loans and advances to customers	371,804	354,594	318,059
Level 3 Of Fair Value Hierarchy [Member] | Present-value method (Discounted future cash flows) [Member] | Issuer's credit risk, Prepayment rates, Interest rate yield [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Financial liabilities at amortised cost	198,550	182,289	153,016
Liabilities due to central banks	265	300	300
Deposits from banks	6,216	6,231	4,916
Deposits from customers	181,168	160,826	137,803
Debt instruments issued	3,526	8,368	4,391
Other financial liabilities	€ 7,376	€ 6,564	€ 5,606

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).